Short-Term and Long-Term Loans	12 Months Ended
Aug. 31, 2021
Debt Disclosure [Abstract]
SHORT-TERM AND LONG-TERM LOANS
13.	SHORT-TERM AND LONG-TERM LOANS

In January 2020, the Group entered into a banking facility agreement of RMB 930,800 with Agricultural Bank of China with a fixed interest rate of Loan Prime Rate (released by the National Inter-Bank Funding Center of the PRC) plus 20 basis points. The term of the loan agreement is one year with a maturity date of January 18, 2021. The loan is intended for general working capital purposes. The loan facility is secured by a bank deposit pledge of USD 150,000 (approximately RMB 1,027,110) which is recorded as restricted cash on the consolidated balance sheet as of August 31, 2020. The loan has been fully repaid on its maturity date.

Subsequently in January 2021, the Group entered into another banking facility agreement of RMB 871,000 with Agricultural Bank of China with a fixed interest rate of Loan Prime Rate (released by the National Inter-Bank Funding Center of the PRC) minus 55 basis points. Under the agreement, the Group drew down RMB 871,000 from Agricultural Bank of China during fiscal year 2021, of which, RMB 290,250 has been repaid as of August 31, 2021, and RMB 580,750 is to be repaid on January 19, 2022 and therefore classified as short-term loan. The loan is intended for general working capital purposes. As of August 31, 2021, the loan facility is secured by a bank deposit pledge of USD 100,000 (approximately RMB 646,040) which is recorded as restricted cash on the consolidated balance sheet.

In May 2021, the Group entered into a senior secured term loan facility agreement with China Merchants Bank Co., Ltd., New York Branch in an aggregate principal amount of up to GBP 22,000 (approximately RMB 201,485). The interest is at a rate per annum equal to the LIBOR for the applicable interest period plus the Spread, which is defined as 1.50% per annum for any loan for any applicable interest period. As of August 31, 2021, the Group drew down principal amount of GBP 19,480 (approximately RMB 175,984) with a maturity date of May 16, 2022. The loan is guaranteed by Bright Scholar Holdings Limited and is intended for general working capital purposes.

In April 2020, one of the Canadian subsidiaries of the Group received an interest free loan amounted to CAD 80 (approximately RMB 419) from the government of Canada under the program named “Canada Emergency Business Account” (“CEBA”) due on or before December 31, 2022. The program intends to help cover the small businesses’ operating costs during a period where the revenue has been temporarily reduced due to the economic impacts of the COVID-19. In fiscal year 2021, the Canadian subsidiary received additional CAD 40 (approximately RMB 204) interest free loan under the same grogram, which is also due on or before December 31, 2022.